Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions
Summary of consideration paid for acquiring assets and liabilities

	Fair value 2021 £m	Fair value 2022 £m	Fair value 2023 £m
Goodwill	131	269	68
Intangible assets	156	125	64
Property, plant and equipment	1	1	1
Other non-current assets	-	3	-
Current assets	4	8	3
Current liabilities	(16)	(21)	(10)
Borrowings	-	(3)	-
Deferred tax	(27)	(13)	(6)
Net assets acquired	249	369	120
Consideration (after taking account of £4m net cash acquired (2021: £8m; 2022: £6m))	249	369	120
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	(14)	4	(12)
Net cash flow	235	373	108